Share-based payments (Details) - Long Term Incentive Plan Share Purchase Plan [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Outstanding at ending balance	10,939,303
Series A shares
IfrsStatementLineItems [Line Items]
Outstanding at beginning balance	10,492,330	9,163,300
Purchased during the year	5,668,461	5,209,713
Exercised/vested during the year	(4,925,667)	(3,880,683)
Forfeited during the year	(295,821)
Outstanding at ending balance	10,939,303	10,492,330